Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors New Concepts Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Vanguard Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Continental Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Wilshire Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated January 31, 2018 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2017
and as supplemented December 8, 2017 and January 12, 2018

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 12, 16, 20, 25, 30 and 35 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 67 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 96 of the Fund’s statement of additional information (SAI).